Future Scheduled Repayments (Detail)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 237,685,000	[1]
2019	509,153,000	[1]
2020	831,705,000	[1]
2021	326,816,000	[1]
2022 and thereafter	1,109,057,000	[1]
Long Term Debt, Carrying Amount, Total	3,014,416,000	[1]
Available Borrowing, as Limited by the Borrowing Base	159,841,000	[1]
Current and Available Borrowing	3,174,257,000	[1]
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2020	22,136,000	[2]
2021	66,475,000	[2]
2022 and thereafter	576,140,000	[2]
Long Term Debt, Carrying Amount, Total	664,751,000	[2]
Available Borrowing, as Limited by the Borrowing Base	58,648,000	[2]
Current and Available Borrowing	723,399,000	[2]
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
2018	48,000,000	[2],[3]
2019	48,000,000	[2],[3]
2020	37,000,000	[2],[3]
Long Term Debt, Carrying Amount, Total	133,000,000	[2],[3]
Available Borrowing, as Limited by the Borrowing Base	26,127,000	[2],[3]
Current and Available Borrowing	159,127,000	[2],[3]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2020	574,000,000
Long Term Debt, Carrying Amount, Total	574,000,000
Available Borrowing, as Limited by the Borrowing Base	70,956,000
Current and Available Borrowing	644,956,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
2018	36,000,000
2019	36,000,000
2020	80,000,000
Long Term Debt, Carrying Amount, Total	152,000,000
Available Borrowing, as Limited by the Borrowing Base	4,110,000
Current and Available Borrowing	156,110,000
TW Credit Facility
Debt Instrument [Line Items]
2018	26,793,000
2019	21,854,000
2020	25,654,000
2021	17,009,000
2022 and thereafter	5,838,000
Long Term Debt, Carrying Amount, Total	97,148,000
Current and Available Borrowing	97,148,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2018	9,600,000
2019	9,600,000
2020	9,600,000
2021	135,900,000
Long Term Debt, Carrying Amount, Total	164,700,000
Current and Available Borrowing	164,700,000
TL Term Loan
Debt Instrument [Line Items]
2018	39,600,000
2019	314,400,000
Long Term Debt, Carrying Amount, Total	354,000,000
Current and Available Borrowing	354,000,000
2017-1 Bonds
Debt Instrument [Line Items]
2018	37,065,000
2019	38,331,000
2020	39,357,000
2021	52,173,000
2022 and thereafter	227,349,000
Long Term Debt, Carrying Amount, Total	394,275,000
Current and Available Borrowing	394,275,000
2017-2 Bonds
Debt Instrument [Line Items]
2018	40,627,000	[4]
2019	40,968,000	[4]
2020	43,958,000	[4]
2021	55,259,000	[4]
2022 and thereafter	299,730,000	[4]
Long Term Debt, Carrying Amount, Total	480,542,000	[4]
Current and Available Borrowing	$ 480,542,000	[4]

[1]	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $24,034.
[2]	Future scheduled payments for TMCL II and TMCL IV Secured Debt Facility are based on the assumptions that both facilities will not be extended on their associated conversion dates.
[3]	On January 31, 2018, the TMCL IV Secured Debt Facility was termination and the unpaid debt amount was fully repaid by proceeds primarily from the TL Revolving Credit Facility (see Note 17 “Subsequent Events”).
[4]	Future scheduled payments for 2017-2 Bonds exclude an unamortized discount of $75